NON-CONTROLLING INTERESTS (Details Textual) - Los Gatos Joint Venture [Member]		12 Months Ended
	Jan. 16, 2025	Dec. 31, 2025
Non Controlling Interests [Line Items]
Proportion of ownership interest	70.00%
Proportion of ownership interests held by non-controlling partner	30.00%	30.00%
Total Project Ownership Interest Percentage	100.00%